Investment Properties - Schedule of Profit or Loss for Investment Properties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment Properties [Abstract]
Rental income from operating leases	$ 45,775	$ 21,894
Direct operating expenses from property that generated rental income	$ (10,009)	$ (3,543)